Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2014
Registrant Name	Dreyfus Municipal Money Market Fund, Inc.
Central Index Key	0000312564
Amendment Flag	false
Document Creation Date	Jun. 12, 2015
Document Effective Date	Jun. 12, 2015
Prospectus Date	Jun. 12, 2015
DREYFUS MUNICIPAL MONEY MARKET FUND INC | DREYFUS MUNICIPAL MONEY MARKET FUND INC
Risk/Return:
Trading Symbol	DTEXX